Offerings - Offering: 1	Jun. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 455,000.00
Amount of Registration Fee	$ 62.84
Offering Note	(1) Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. (2) The fee of $62.8355 was previously paid - Accession No. 0001104659-26-074722.